CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated other comprehensive income [Member]	Unearned employee stock ownership plan (ESOP) [Member]
Balance at Jun. 30, 2013	$ 66,622	$ 86	$ 34,732	$ 33,604	$ (197)	$ 23	$ (1,626)
Net income	1,934	0	0	1,934	0	0	0
Allocation of ESOP shares	155	0	(61)	0	0	0	216
Acquisition of shares for Treasury	(42)	0	0	0	(42)	0	0
Unrealized gains on securities designated as available for sale, net of related tax effects	47	0	0	0	0	47	0
Cash dividends of $0.40 per common share	(1,511)	0	0	(1,511)	0	0	0
Balance at Jun. 30, 2014	67,205	86	34,671	34,027	(239)	70	(1,410)
Net income	2,069	0	0	2,069	0	0	0
Allocation of ESOP shares	154	0	(33)	0	0	0	187
Acquisition of shares for Treasury	(698)	0	0	0	(698)	0	0
Unrealized gains on securities designated as available for sale, net of related tax effects	(32)	0	0	0	0	(32)	0
Cash dividends of $0.40 per common share	(1,385)	0	0	(1,385)	0	0	0
Balance at Jun. 30, 2015	$ 67,313	$ 86	$ 34,638	$ 34,711	$ (937)	$ 38	$ (1,223)